Short-term borrowings (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Jun. 27, 2022 CNY (¥) subsidiary	Dec. 31, 2021 CNY (¥) subsidiary	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 27, 2022 USD ($)
Short-term borrowings
Short-term borrowings				¥ 202,436
East West Bank (China) Limited
Short-term borrowings
Number of PRC subsidiaries obtained a loan facility | subsidiary	3	2
RQN | Loan facility of credit line
Short-term borrowings
Short-term borrowings			¥ 0	¥ 202,400
PRC | Loan facility of credit line
Short-term borrowings
Maximum borrowed amount	¥ 300,000	¥ 240,000
PRC | Jianpu (Hong Kong) Limited ("Jianpu HK") | Loan facility of credit line
Short-term borrowings
Short-term borrowings	¥ 251,000				$ 34.4